CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN PARTNERS' CAPITAL (USD $) In Thousands, except Share data	Total	General Partner	Common Unitholders	Subordinated Unitholders	Subordinated Series A Unitholders
Balance, value at Dec. 31, 2011	$ 559,639	$ 1,976	$ 729,550	$ (177,969)	$ 6,082
Balance, units at Dec. 31, 2011		1,132,843	46,887,320	7,621,843	1,000,000
Conversion of subordinated units into common units, value	0		(177,696)	177,969
Conversion of subordinated units into common units, units			7,621,843	(7,621,843)
Conversion of subordinated Series A units into common units, value	0		6,082		(6,082)
Conversion of subordinated Series A units into common units, units			1,000,000		(1,000,000)
Cash distribution paid(see note 14)	(51,752)	(1,760)	(49,992)	0	0
Proceeds from issuance of common units, net of offering costs (see note 9), value	68,563		68,563
Proceeds from issuance of common units, net of offering costs (see note 9), units			4,600,000
Proceeds from issuance of general partner units (see note 9), value	1,472	1,472
Proceeds from issuance of general partners units (see note 9), units		93,878
Net income	33,618	672	32,946	0	0
Balance, value at Jun. 30, 2012	611,540	2,360	609,180	0	0
Balance, units at Jun. 30, 2012		1,226,721	60,109,163	0	0
Balance, value at Dec. 31, 2012	618,694	2,090	616,604	0	0
Balance, units at Dec. 31, 2012		1,226,721	60,109,163	0	0
Cash distribution paid(see note 14)	(59,872)	(2,096)	(57,776)	0	0
Proceeds from issuance of common units, net of offering costs (see note 9), value	69,770		69,770
Proceeds from issuance of common units, net of offering costs (see note 9), units			5,175,000
Proceeds from issuance of general partner units (see note 9), value	1,494	1,494
Proceeds from issuance of general partners units (see note 9), units		105,613
Net income	35,757	1,614	34,143	0	0
Balance, value at Jun. 30, 2013	$ 665,843	$ 3,102	$ 662,741	$ 0	$ 0
Balance, units at Jun. 30, 2013		1,332,334	65,284,163	0	0